Interests in Other Entities - Summary of Group's Subsidiaries and Related Interests (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Engineering and Construction [member] | GyM S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	98.87%	98.24%
Percentage of common shares held by the Group (%)	98.87%	98.24%
Percentage of common shares held by non-controlling interests (%)	1.13%	1.76%
Engineering and Construction [member] | Morelco S.A.S. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	70.00%	70.00%
Percentage of common shares held by the Group (%)	70.00%	70.00%
Percentage of common shares held by non-controlling interests (%)	30.00%	30.00%
Engineering and Construction [member] | GyM Chile S.p.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	100.00%	94.49%
Percentage of common shares held by the Group (%)	100.00%	99.99%
Percentage of common shares held by non-controlling interests (%)		0.01%
Engineering and Construction [member] | Vial y Vives - DSD S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	94.49%	94.49%
Percentage of common shares held by the Group (%)	94.49%	94.49%
Percentage of common shares held by non-controlling interests (%)	5.51%	5.51%
Engineering and Construction [member] | GMI S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	89.41%	89.41%
Percentage of common shares held by the Group (%)	89.41%	89.41%
Percentage of common shares held by non-controlling interests (%)	10.59%	10.59%
Engineering and Construction [member] | Ecologia Tecnologia Ambiental S.A.C.[member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	100.00%
Percentage of common shares held by the Group (%)	100.00%	99.99%
Percentage of common shares held by non-controlling interests (%)		0.01%
Engineering and Construction [member] | Gm Ingenieria y Construccin de CV [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	99.00%
Percentage of common shares held by the Group (%)	99.00%	99.00%
Percentage of common shares held by non-controlling interests (%)	1.00%	1.00%
Engineering and Construction [member] | Gm ingeniera Bolivia S.R.L. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	98.57%
Percentage of common shares held by the Group (%)	98.57%	99.00%
Percentage of common shares held by non-controlling interests (%)	1.43%	1.00%
Infrastructure [member] | GMP S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	95.00%	95.00%
Percentage of common shares held by the Group (%)	95.00%	95.00%
Percentage of common shares held by non-controlling interests (%)	5.00%	5.00%
Infrastructure [member] | Oiltanking Andina Services S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	50.00%	50.00%
Percentage of common shares held by the Group (%)	50.00%	50.00%
Percentage of common shares held by non-controlling interests (%)	50.00%	50.00%
Infrastructure [member] | Transportadora de Gas Natural Comprimido Andino S.A.C. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	99.93%	99.93%
Percentage of common shares held by the Group (%)	99.93%	99.93%
Percentage of common shares held by non-controlling interests (%)	0.07%	0.07%
Infrastructure [member] | Concar S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	100.00%	99.99%
Percentage of common shares held by the Group (%)	100.00%	99.99%
Percentage of common shares held by non-controlling interests (%)		0.01%
Infrastructure [member] | GyM Ferrovias S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	75.00%	75.00%
Percentage of common shares held by the Group (%)	75.00%	75.00%
Percentage of common shares held by non-controlling interests (%)	25.00%	25.00%
Infrastructure [member] | Survial S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	100.00%	99.99%
Percentage of common shares held by the Group (%)	100.00%	99.99%
Percentage of common shares held by non-controlling interests (%)		0.01%
Infrastructure [member] | Norvial S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	18.20%	67.00%
Percentage of common shares held by Subsidiaries (%)	48.80%
Percentage of common shares held by the Group (%)	67.00%	67.00%
Percentage of common shares held by non-controlling interests (%)	33.00%	33.00%
Infrastructure [member] | Concesin Canchaque S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.96%	99.96%
Percentage of common shares held by Subsidiaries (%)	0.04%
Percentage of common shares held by the Group (%)	100.00%	99.96%
Percentage of common shares held by non-controlling interests (%)		0.04%
Infrastructure [member] | Concesionaria Vía Expresa Sur S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.98%	99.98%
Percentage of common shares held by Subsidiaries (%)	0.02%	0.02%
Percentage of common shares held by the Group (%)	100.00%	100.00%
Real estate [member] | Viva GyM S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	56.22%	63.44%
Percentage of common shares held by Subsidiaries (%)	43.32%	36.10%
Percentage of common shares held by the Group (%)	99.54%	99.54%
Percentage of common shares held by non-controlling interests (%)	0.46%	0.46%
Parent company operation [member] | Qualys S.A ( Previously Generadora Arabesco S.A.) [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	100.00%	99.00%
Percentage of common shares held by the Group (%)	100.00%	99.00%
Percentage of common shares held by non-controlling interests (%)		1.00%
Parent company operation [member] | Promotora Larcomar S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	46.55%	46.55%
Percentage of common shares held by the Group (%)	46.55%	46.55%
Percentage of common shares held by non-controlling interests (%)	53.45%	53.45%
Parent company operation [member] | Negocios del Gas S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.99%	99.99%
Percentage of common shares held by Subsidiaries (%)	0.01%	0.01%
Percentage of common shares held by the Group (%)	100.00%	100.00%
Parent company operation [member] | Agenera S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.00%	99.00%
Percentage of common shares held by Subsidiaries (%)	1.00%	1.00%
Percentage of common shares held by the Group (%)	100.00%	100.00%
Parent company operation [member] | Inversiones en Autopistas S.A.[member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	1.00%	100.00%
Percentage of common shares held by Subsidiaries (%)	99.00%
Percentage of common shares held by the Group (%)	100.00%
Parent company operation [member] | CAM Holding S.p.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	100.00%	100.00%
Percentage of common shares held by the Group (%)	100.00%	100.00%
Parent company operation [member] | Adexus S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	100.00%	99.99%
Percentage of common shares held by Subsidiaries (%)		0.01%
Percentage of common shares held by the Group (%)	100.00%	100.00%